Cover Page	6 Months Ended
Jun. 30, 2026
Document Information [Line Items]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Jun. 30, 2026
Document Fiscal Year Focus	2026
Document Fiscal Period Focus	Q2
Entity Registrant Name	Imperial Petroleum Inc./Marshall Islands
Entity Central Index Key	0001876581
Current Fiscal Year End Date	--12-31